SUPPLEMENT DATED DECEMBER 1, 2007

TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL

INFORMATION

OF THE FUNDS INDICATED BELOW

The following replaces any contrary information in the Prospectus and Statement of Additional Information of each fund.

Legg Mason Investor Services LLC (“LMIS” or “distributor”), a wholly owned broker-dealer subsidiary of Legg Mason, is the fund’s sole and exclusive distributor.

Legg Mason Partners Variable Equity Trust

Legg Mason Partners Variable Aggressive Growth Portfolio

Legg Mason Partners Variable Appreciation Portfolio

Legg Mason Partners Variable Dividend Strategy Portfolio

Legg Mason Partners Variable Equity Index Portfolio

Legg Mason Partners Variable Fundamental Value Portfolio

Legg Mason Partners Variable International All Cap Opportunity Portfolio

Legg Mason Partners Variable Investors Portfolio

Legg Mason Partners Variable Large Cap Growth Portfolio

Legg Mason Partners Variable Lifestyle Allocation 50%

Legg Mason Partners Variable Lifestyle Allocation 70%

Legg Mason Partners Variable Lifestyle Allocation 85%

Legg Mason Partners Variable Mid Cap Core Portfolio

Legg Mason Partners Variable Multiple Discipline Portfolio—All Cap Growth and Value

Legg Mason Partners Variable Multiple Discipline Portfolio—Global All Cap Growth and Value

Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value

Legg Mason Partners Variable Capital and Income Portfolio

Legg Mason Partners Variable Small Cap Growth Portfolio

Legg Mason Partners Variable Social Awareness Portfolio

Legg Mason Partners Variable Income Trust

Legg Mason Partners Variable Adjustable Rate Income Portfolio

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Legg Mason Partners Variable Global High Yield Bond Portfolio

Legg Mason Partners Variable Government Portfolio

Legg Mason Partners Variable High Income Portfolio

Legg Mason Partners Variable Money Market Portfolio

Legg Mason Partners Variable Strategic Bond Portfolio

FDXX010554

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